Earnings Per Share (Tables)	12 Months Ended
Jun. 30, 2021
Earnings per share [abstract]
Schedule of earnings per share
Basic EPS is calculated by dividing the profit for the year attributable to equity holders of the Company by the weighted average number of ordinary shares outstanding during the year.

	2021 £’000	2020 £’000	2019 £’000
Profit for the year attributable to equity holders of the Company	43,441	21,410	24,007

	2021	2020	2019
Weighted average number of shares outstanding	55,220,298	53,423,575	50,116,979

	2021	2020	2019
Earnings per share - basic (£)	0.79	0.40	0.48
Diluted EPS is calculated by dividing the profit for the year attributable to equity holders of the Company by the weighted average number of ordinary shares outstanding during the year plus the weighted average number of shares that would be issued if all dilutive potential ordinary shares were converted into ordinary shares. In accordance with IAS 33, the dilutive earnings per share are without reference to adjustments in respect of outstanding shares when the impact would be anti-dilutive.

	2021 £’000	2020 £’000	2019 £’000
Profit for the year attributable to equity holders of the Company	43,441	21,410	24,007
Fair value movement of financial liabilities	—	—	—
Profit for the year attributable to equity holders of the Company including impact of fair value adjustment of contingent consideration	43,441	21,410	24,007

	2021	2020	2019
Weighted average number of shares outstanding	55,220,298	53,423,575	50,116,979
Diluted by: options in issue and contingent shares	1,830,315	2,641,505	4,909,244
Weighted average number of shares outstanding (diluted)	57,050,613	56,065,080	55,026,223

	2021	2020	2019
Earnings per share - diluted (£)	0.76	0.38	0.44